Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Assets
Cash and cash equivalents	$ 25,705	$ 17,874	$ 167,869
Accounts receivable, net	102,430	153,625	72,129
Other current assets	24,215	15,824	30,210
Total Current Assets	152,350	187,323	270,208
Film and TV costs, net	97,308	141,952	157,805
Property and equipment, net	3,496	4,043	5,909
Restricted cash			975
Other assets	39,608	23,135	16,488
Total assets	292,762	356,453	451,385
Liabilities
Accounts payable and accrued expenses	109,921	114,020	178,324
Accrued participations and residuals	28,314	38,214	52,649
Deferred revenue	29,142	39,363	43,795
Term loan - short term, net			3,184
Total Current Liabilities	167,377	191,597	277,952
Revolving credit facilities, net	225,989	226,402	266,935
Term loan due to related party, net	42,092	41,546	40,471
Accrued participations and residuals	70,916	67,660	29,992
Deferred revenue	12,986	9,013	19,522
Other liabilities	45,847	51,382	3,361
Total liabilities	565,207	587,600	638,233
Commitments and contingencies
Stockholders' deficit:
Common stock	116	116	116
Additional paid-in capital
Other comprehensive income/(loss)	(400)	(474)	51
Accumulated deficit	(792,162)	(732,766)	(542,864)
Total stockholders' deficit	(792,446)	(733,124)	(542,697)
Total liabilities, convertible redeemable preferred stock and stockholders' deficit	292,762	356,453	451,385
Class A Convertible Preferred Stock
Stockholders' deficit:
Convertible redeemable preferred stock	20,031	18,876	16,585
Class B Convertible Preferred Stock
Stockholders' deficit:
Convertible redeemable preferred stock	169,442	160,238	143,069
Class C Convertible Preferred Stock
Stockholders' deficit:
Convertible redeemable preferred stock	219,095	221,237	$ 196,195
Class D Convertible Preferred Stock
Stockholders' deficit:
Convertible redeemable preferred stock	$ 111,433	$ 101,626